Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Equity [Line Items]
Profit (loss)		€ (463)	[1]	€ (1,605)	[2]	€ 3,323	[2]
Profit (loss) from discontinued operations		(10)	[2]	13	[2]	2,711	[1]
Profit (loss) from continuing operations		(454)	[1]	(1,618)	[2]	612	[2]
Income from continuing operations attributable to non-controlling interests	[2]	(2)		(3)		(4)
Income from continuing operations attributable to owners of parent	[2]	(456)		(1,622)		608
Amortization of acquired intangible assets	[2]	290		363		322
Impairment loss recognised in profit or loss, goodwill	[2]	8		1,357		15
Restructuring and acquisition-related charges	[2]	381		202		95
Other items	[2]	1,358		925		1,069
Net finance expenses	[2]	18		(4)		(84)
Tax impact of adjusted items	[2]	(450)		(376)		(527)
Adjusted Income from continuing operations attributable to shareholders	[2]	1,148		845		1,497
Respironics litigation provision [Member]
Equity [Line Items]
Other items	[2]	575
Respironics field-action connected to the anticipated consent decree [Member]
Equity [Line Items]
Other items	[2]	363		250		719
Respironics field-action running remediation costs [Member]
Equity [Line Items]
Other items	[2]	224		210		94
Quality remediation actions [Member]
Equity [Line Items]
Other items	[2]	175		59		94
R&D project impairments [Member]
Equity [Line Items]
Other items	[2]			134
Portfolio realignment charges [Member]
Equity [Line Items]
Other items	[2]			109
Impairment of assets in S&RC [Member]
Equity [Line Items]
Other items	[2]			39
Provision for public investigations tender irregularities [Member]
Equity [Line Items]
Other items	[2]			60
Provision for a legal matter [Member]
Equity [Line Items]
Other items	[2]	31
Investment re-measurement loss [Member]
Equity [Line Items]
Other items	[2]	23
Loss on divestment of business [Member]
Equity [Line Items]
Other items	[2]					76
Gain on divestment of business [Member]
Equity [Line Items]
Other items	[2]	(35)
Remaining items [Member]
Equity [Line Items]
Other items	[2]	€ 2		€ 63		€ 87

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.